Pensions - Amounts in the Financial statements (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pensions
Fund assets at fair value	£ 32,757	£ 37,111	£ 37,598	£ 57,787	£ 57,249
Present value of fund liabilities	(27,287)	(29,592)	(27,601)	(46,808)	(48,864)
Net surplus	5,470	7,519	9,997	£ 10,979	£ 8,385
Net assets of schemes in surplus	190	201
Net liabilities of schemes in deficit	(80)	(99)
Retirement benefit liability	(110)	(102)	(220)
Asset ceiling/minimum funding
Pensions
Retirement benefit liability	£ 5,360	£ 7,417	£ 9,777